Segment Information - Schedule of Sales By Business Segment (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 3,064.9	$ 3,259.7	$ 4,431.2	$ 4,285.6	$ 3,879.4
Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	1,483.3	1,675.4
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	926.3	906.1
Europe, Middle East, & Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	655.3	678.2
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	3,160.6	3,394.5	4,605.4	4,460.5	4,044.3
Operating Segments | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	1,494.8	1,694.6
Operating Segments | Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	975.2	985.9
Operating Segments | Europe, Middle East, & Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	690.6	714.0
Intersegment Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	95.7	134.8	$ (174.2)	$ (174.9)	$ (164.9)
Intersegment Eliminations | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	11.5	19.2
Intersegment Eliminations | Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	48.9	79.8
Intersegment Eliminations | Europe, Middle East, & Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 35.3	$ 35.8